8. INVESTMENTS (Details 6)	12 Months Ended
Dec. 31, 2017
Gross Margin
Disclosure of fair value measurement of assets [line items]
Main assumptions (Until 2057)	Based on market studies to capture operations costs and loads, according studied of market trends.
Estimated Costs
Disclosure of fair value measurement of assets [line items]
Main assumptions (Until 2057)	Costs based on studies and market trends.
Growth rate in perpetuity
Disclosure of fair value measurement of assets [line items]
Main assumptions (Until 2057)	Growth rate was not considered due to the projection model until the end of the concession.
Discount rate
Disclosure of fair value measurement of assets [line items]
Main assumptions (Until 2057)	Between 5.1% to 6.25% in real terms.